Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The provision for income taxes consists of the following:

	For the Year Ended December 31,
	2024	2023	2022
Current expense:
United Kingdom	$101	$513	87
United States	85	541	(313)
Foreign	877	116	722
Total current expense	1,063	1,170	496
Deferred benefit:
United Kingdom	25,436	175	(1,231)
United States	43,017	(10,170)	(24,689)
Foreign	(784)	(833)	(558)
Total deferred expense	67,669	(10,828)	(26,478)
Total provision for income taxes	$68,732	$(9,658)	$(25,982)
The Company’s subsidiaries incorporated in the United Kingdom were subject to the UK corporation tax rate at 25.0% for the year ended December 31, 2024, 23.5% for the year ended December 31, 2023, and 19.0% for the year ended December 31, 2022. The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.
A reconciliation of the income tax expense calculated using the applicable federal statutory rate to the Company's actual income tax expense is as follows:

	For the Year Ended December 31,
	2024	2023	2022
Tax expense (benefit) at statutory rate (25% for 2024, 23.5% for 2023, 19% for 2022)	$(6,754)	$(11,655)	$(1,183)
Effect of different tax rates in different jurisdictions	(3,879)	2,329	(62)
Permanent items	127	66	(1,024)
Effect of research and development credits	(1,000)	(900)	(1,831)
Change in valuation allowances	79,035	150	(21,928)
Other	1,203	352	46
	$68,732	$(9,658)	$(25,982)
Deferred income taxes are recognized for the future tax consequences of temporary differences between the financial statement and tax bases of assets and liabilities. Significant components of the Company’s net deferred tax assets are as follows:

	For the Year Ended December 31,
	2024	2023
Deferred tax assets:
Accrued expense	$7,746	$7,324
Deferred revenue	4,015	4,070
Inventories	196	936
Intangible assets	1,806	1,263
Fixed assets	982	1,226
R&D Costs	8,171	6,480
Losses and credit carryforwards	58,565	49,102
Share-based compensation	431	—
Lease liability	—	214
Other	1,652	1,060
Less: valuation allowance	(80,054)	(1,019)
Total deferred tax asset	$3,510	$70,656
Deferred tax liability:
Intangible assets	(12,828)	(12,000)
Lease assets	—	(254)
Other	(404)	(367)
Total deferred tax liability	(13,232)	(12,621)
Net deferred tax liabilities	$(9,722)	$58,035
As discussed in detail in Note 3. Acquisitions and Disposition, the Company recognized a deferred tax liability of $1,317 in conjunction with the Merger. This liability has been presented as discontinued operations as of December 31, 2023 in Note 20 - Discontinued Operations.

The Company recorded valuation allowances of $80,054 and $1,019 as of December 31, 2024 and 2023, respectively. As of each reporting date, management considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. As of June 30, 2024, the Company assessed the available positive and negative evidence in evaluating the realizability of its existing deferred tax asset. Two significant pieces of objective negative evidence identified were the cumulative pre-tax losses in the U.S. in recent years, and the decline in sales in the first six months of 2024 due to reduced customer demand. Such objective evidence limits the ability to consider more subjective evidence, such as projections for future improved operating results. On the basis of this evaluation, the Company recorded a full valuation allowance against these U.S. deferred tax assets, due to the uncertainty regarding their realizability. Based on the results of its U.S. operations in the second half of the year, the Company has maintained this full valuation allowance against its U.S. deferred tax assets as of December 31, 2024.
As of December 31, 2024, the Company assessed the available positive and negative evidence in evaluating the realizability of its existing deferred tax asset. Two significant pieces of objective negative evidence identified were the cumulative pre-tax losses in the U.K. in recent years, and the year-over-year decline in sales due to reduced customer demand. Such objective evidence limits the ability to consider more subjective evidence, such as projections for future improved operating results. On the basis of this evaluation, the Company recorded a full valuation allowance against these U.K. deferred tax assets, due to the uncertainty regarding their realizability.
As of December 31, 2024, management determined that there is sufficient positive evidence to conclude that it is more likely than not that certain of its deferred tax assets outside the U.S. and U.K. were realizable. The valuation allowances that are provided on certain of these non-U.S. and non-U.K. deferred tax assets mainly relate to specific tax losses carried forward due to the uncertainty surrounding their realization.
If events occur in the future that improve the certainty of realization for those deferred assets for which a valuation allowance is recorded as of December 31, 2024, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced. The valuation allowance has no impact on its tax loss carryforwards position for tax purposes, and if the Company generates taxable income in future periods, the Company will be able to use its tax loss carryforwards to offset taxes due at that time.
As of December 31, 2024, the Company had loss carryforwards in the UK of approximately $115,683 which do not expire, in the US of approximately $117,033, of which $9,397 expire in 2038 if not utilized and $107,636 which do not expire, in France of approximately $12 which do not expire, in China of approximately $696 which expire in 2026 if not utilized, in India of approximately $3 which expire in 2027 if not utilized, and in Thailand of approximately $3,950 which expire in 2029 if not utilized. In addition, there is approximately $2,297 of US state loss carryforwards which will expire on various dates through 2044 if not utilized.
The Company has no uncertain tax positions as of December 31, 2024 and 2023, respectively. The Company’s policy is to recognize interest and penalties associated with uncertain tax positions as a component of income tax expense. As of December 31, 2024 and 2023, the Company has no accrued interest or penalties related to uncertain tax positions.
The unrecorded deferred tax liability on the Company's undistributed earnings amounted to approximately $6,247 and $41,500 as of December 31, 2024 and 2023, respectively, as such earnings are considered indefinitely reinvested or may be remitted tax-free upon distribution.